Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accumulated depreciation, depreciation for the period	$ (4,273,776)	$ (4,381,540)
Net book value	105,584,633
Net book value	126,502,147
Vessels [Member]
Costs	139,378,104
Costs, vessel acquisitions	9,209,949
Costs, vessel sale	(1,807,199)
Costs, delivery of newbuilding vessel	17,788,540
Costs	164,569,394
Accumulated depreciation	(33,793,471)
Accumulated depreciation, depreciation for the period	(4,273,776)
Accumulated depreciation	(38,067,247)
Net book value	105,584,633
Net book value	$ 126,502,147